Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Cash	¥672,018	¥518,555
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	210,972	69,989
Time deposits, certificates of deposit and other	137,153	372,889

Total	¥1,020,143	¥961,433